Supplemental Disclosures of Cash Flow (Details Textual) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Conversion of officers loans to common stock	$ 1,000,000	$ 1,000,000
Conversion of preferred shares to common stock
Preferred Stock [Member]
Conversion of preferred shares to common stock		$ (60,950)